Subsequent Events - Narrative (Details) - USD ($)					8 Months Ended	9 Months Ended
	Jan. 01, 2025	May 13, 2024	May 08, 2024	May 01, 2024	Dec. 31, 2024	Dec. 31, 2024	Apr. 15, 2029	Feb. 10, 2025	Jan. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Proceeds from Issuance of private placement		$ 254,300,000			$ 254,300,000	$ 254,300,000
Interest rate swaps | Designated as Hedging Instrument
Subsequent Event [Line Items]
Derivative, Notional Amount										$ 1,700,000,000	$ 1,700,000,000
Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount											1,250,000,000
Letter of credit outstanding											$ 0
Production Tax Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Credit facility, maximum principal amount					$ 260,000,000	260,000,000
Subsequent Event
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination			$ 330,000,000
Proceeds From Reverse Recapitalization Transaction Receivable			$ 20,000,000
Subsequent Event | Interest rate swaps | Designated as Hedging Instrument
Subsequent Event [Line Items]
Derivative, Notional Amount									$ 100,000,000
Derivative, Fixed Interest Rate									4.06%
Carrying value of the fair value for titles removed	$ 77,400,000
Subsequent Event | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent			87.80%
Subsequent Event | Screaming Eagle | Lionsgate Studios | SEAC
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			12.20%
Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Long term debt fixed interest rate percentage			5.50%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Proceeds from Issuance of private placement			$ 254,300,000
Subsequent Event | 5.500 Senior Notes
Subsequent Event [Line Items]
Debt interest face value			$ 389,900,000
Subsequent Event | 5.500 Senior Notes | Senior Notes
Subsequent Event [Line Items]
Interest rate (as percent)			5.50%
Debt Instrument, Interest Rate, Increase (Decrease)			6.00%
Subsequent Event | Production Tax Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Credit facility, maximum principal amount								$ 280,000,000
Starz Business of Lions Gate Entertainment Corp
Subsequent Event [Line Items]
Carrying value of the fair value for titles removed						$ 77,400,000
Starz Business of Lions Gate Entertainment Corp | Intercompany Revolver
Subsequent Event [Line Items]
Debt instrument variable interest rate percentage		1.75%
Credit facility, maximum principal amount		$ 150,000,000
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | 5.5% Senior Notes Exchange
Subsequent Event [Line Items]
Debt interest face value			$ 389,900,000
Long term debt maturity date			Apr. 15, 2029				Apr. 15, 2029
Long term debt fixed interest rate percentage			5.50%				5.50%
Long term debt interest rate percentage in the future			6.00%
Long term debt future maturity date			Apr. 15, 2030
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Intercompany Revolver
Subsequent Event [Line Items]
Line of credit maximum amount that may be owed				$ 150,000,000
Debt instrument variable interest rate percentage				1.75%
Starz Business of Lions Gate Entertainment Corp | Subsequent Event | Revolving Credit Facility Including Letter of Credit
Subsequent Event [Line Items]
Credit facility, maximum principal amount				$ 150,000,000
Letter of credit outstanding				$ 1,250,000,000